UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS

                            MAXIM SERIES FUND, INC.
     Financial Statements and Financial Highlights for the Six Months Ended
                 June 30, 2004 and Year Ended December 31, 2003

                          Maxim Value Index Portfolio



MAXIM SERIES FUND, INC.

MAXIM VALUE INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
UNAUDITED

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, market value  (1)                                                   $         30,101,041
      Cash                                                                                                         29,270
      Dividends receivable                                                                                         27,404
      Subscriptions receivable                                                                                     39,948
      Variation margin on futures contracts                                                                         1,150
                                                                                                       -------------------
                                                                                                       -------------------

      Total assets                                                                                             30,198,813
                                                                                                       -------------------
                                                                                                       -------------------

LIABILITIES:
      Due to investment adviser                                                                                    16,249
      Redemptions payable                                                                                          40,609
      Payable for investments purchased                                                                            10,849
                                                                                                       -------------------
                                                                                                       -------------------

      Total liabilities                                                                                            67,707
                                                                                                       -------------------
                                                                                                       -------------------

NET ASSETS                                                                                           $         30,131,106
                                                                                                       ===================
                                                                                                       ===================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                                  $            230,160
      Additional paid-in capital                                                                              124,558,466
      Net unrealized appreciation on investments and futures contracts                                          5,548,213
      Undistributed net investment income                                                                           8,159
      Accumulated net realized loss on investments and futures contracts                                     (100,213,892)
                                                                                                       -------------------
                                                                                                       -------------------

NET ASSETS                                                                                           $         30,131,106
                                                                                                       ===================
                                                                                                       ===================

NET ASSET VALUE PER OUTSTANDING SHARE                                                                $              13.09
                                                                                                       ===================
                                                                                                       ===================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                              150,000,000
      Outstanding                                                                                               2,301,596

(1)  Cost of investments in securities:                                                              $         24,554,516

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM VALUE INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
UNAUDITED
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest                                                                                         $            2,431
     Dividends                                                                                                   299,247
                                                                                                        -----------------
                                                                                                        -----------------

     Total income                                                                                                301,678
                                                                                                        -----------------
                                                                                                        -----------------

EXPENSES:
     Management fees                                                                                              91,866
                                                                                                        -----------------
                                                                                                        -----------------

NET INVESTMENT INCOME                                                                                            209,812
                                                                                                        -----------------
                                                                                                        -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                                            458,378
     Net realized gain on futures contracts                                                                       15,722
     Change in net unrealized appreciation on investments                                                        457,170
     Change in net unrealized appreciation on futures contracts                                                  (10,112)
                                                                                                        -----------------
                                                                                                        -----------------

     Net realized and unrealized gain on investments and futures contracts                                       921,158
                                                                                                        -----------------
                                                                                                        -----------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $        1,130,970
                                                                                                        =================
                                                                                                        =================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM VALUE INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2004 AND YEAR ENDED DECEMBER 31, 2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                         2004                2003
                                                                                    ----------------    ---------------
                                                                                    -----------------------------------
                                                                                         UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                                        $         209,812   $      1,069,136
     Net realized gain (loss) on investments                                                458,378         (8,744,658)
     Net realized gain on futures contracts                                                  15,722            108,884
     Change in net unrealized appreciation on investments                                   457,170         24,361,406
     Change in net unrealized appreciation on futures contracts                             (10,112)            16,425
                                                                                    ----------------    ---------------
                                                                                    ----------------    ---------------

     Net increase in net assets resulting from operations                                 1,130,970         16,811,193
                                                                                    ----------------    ---------------
                                                                                    ----------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                            (201,653)        (1,081,748)
                                                                                    ----------------    ---------------
                                                                                    ----------------    ---------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                    8,197,683         31,237,852
     Reinvestment of distributions                                                          201,653          1,081,748
     Redemptions of shares                                                               (9,506,432)       (95,604,973)
                                                                                    ----------------    ---------------
                                                                                    ----------------    ---------------

     Net decrease in net assets resulting from share transactions                        (1,107,096)       (63,285,373)
                                                                                    ----------------    ---------------
                                                                                    ----------------    ---------------

     Total decrease in net assets                                                          (177,779)       (47,555,928)

NET ASSETS:
     Beginning of period                                                                 30,308,885         77,864,813
                                                                                    ----------------    ---------------
                                                                                    ----------------    ---------------

     End of period  (1)                                                           $      30,131,106   $     30,308,885
                                                                                    ================    ===============
                                                                                    ================    ===============

OTHER INFORMATION:

SHARES:
     Sold                                                                                   632,021          2,863,254
     Issued in reinvestment of distributions                                                 15,500             93,134
     Redeemed                                                                              (733,554)        (8,380,001)
                                                                                    ----------------    ---------------
                                                                                    ----------------    ---------------

     Net decrease                                                                           (86,033)        (5,423,613)
                                                                                    ================    ===============
                                                                                    ================    ===============

(1) Including undistributed net investment income                                 $           8,159   $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM VALUE INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                          Six Months Ended     Year Ended December 31,
                                          June 30, 2004    2003         2002 ~       2001 ~       2000 ~       1999 ~
                                          -------------------------   -----------  -----------  -----------   ----------
                                          -------------------------   -----------  -----------  -----------   ----------
                                                 UNAUDITED
Net Asset Value, Beginning of Period    $       12.69  $      9.97         12.96 $      16.45 $      18.04  $     18.95

Income from Investment Operations

Net investment income                            0.09         0.29          0.14         0.18         0.23         0.24
Net realized and unrealized gain (loss)          0.40         2.72         (2.99)       (2.28)        0.66         1.78
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------

Total Income (Loss) From
    Investment Operations                        0.49         3.01         (2.85)       (2.10)        0.89         2.02
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------

Less Distributions

From net investment income                      (0.09)       (0.29)        (0.14)       (0.18)       (0.23)       (0.24)
From net realized gains                                                                 (1.21)       (2.25)       (2.69)
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------

Total Distributions                             (0.09)       (0.29)        (0.14)       (1.39)       (2.48)       (2.93)
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------

Net Asset Value, End of Period          $       13.09  $     12.69          9.97 $      12.96 $      16.45  $     18.04
                                          ============   ==========   ===========  ===========  ===========   ==========
                                          ============   ==========   ===========  ===========  ===========   ==========


Total Return                                    3.85% o     30.42%       (21.46%)     (12.34%)       5.36%       11.39%

Net Assets, End of Period ($000)        $      30,131  $    30,309        77,865 $    301,286 $    378,498  $   391,562

Ratio of Expenses to Average Net Assets         0.60% *      0.60%         0.60%        0.60%        0.60%        0.60%

Ratio of Net Investment Income to
    Average Net Assets                          1.37% *      1.56%         1.36%        1.15%        1.32%        1.31%

Portfolio Turnover Rate                        12.01% o     29.57%        27.77%       49.44%       53.18%       70.11%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Value Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's/BARRA Value Index. The Portfolio is nondiversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        Financial Futures Contracts

        The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of June 30, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $71,250 for the period from January 1, 2004 through June 30, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $3,630,819 and $4,352,627, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At June 30, 2004, the U.S. Federal income tax cost basis was $35,758,547. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,651,920 and gross depreciation of securities in which there was an excess of tax cost over value of $8,309,426, resulting in net depreciation of $5,657,506.

5. FUTURES CONTRACTS

        As of June 30, 2004, the Portfolio had 1 open S&P 500 long futures contract. The contract expires in September 2004 and the Portfolio has recorded unrealized appreciation of $1,688.

6. DISTRIBUTIONS TO SHAREHOLDERS

        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

        The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year. At December 31, 2003, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $70,339,434 and $15,014,977, expiring in the years 2010 and 2011, respectively. The Portfolio also had current year deferred post-October capital losses of $2,007,427.

7. REVERSE STOCK SPLIT

       During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

Maxim Value Index Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 2.11%
      1,129 General Dynamics Corp                                        112,110
        665 Goodrich Corp                                                 21,499
      4,792 Honeywell International Inc                                  175,531
      2,497 Lockheed Martin Corp                                         130,044
      2,026 Northrop Grumman Corp                                        108,796
      2,430 Raytheon Co                                                   86,921
                                                                        $634,901

AGRICULTURE --- 0.39%
      3,557 Archer-Daniels-Midland Co                                     59,686
      1,453 Monsanto Co                                                   55,941
                                                                        $115,627

AIR FREIGHT --- 0.50%
      1,664 FedEx Corp                                                   135,932
        362 Ryder System Inc                                              14,505
                                                                        $150,437

AIRLINES --- 0.24%
      4,296 Southwest Airlines Co                                         72,044
                                                                         $72,044

AUTO PARTS & EQUIPMENT --- 0.32%
        343 Cooper Tire & Rubber Co                                        7,889
        781 Dana Corp                                                     15,308
        895 Goodyear Tire & Rubber Co*                                     8,136
      1,058 Johnson Controls Inc                                          56,476
        677 Visteon Corp                                                   7,901
                                                                         $95,710

AUTOMOBILES --- 1.01%
     10,045 Ford Motor Co                                                157,204
      3,172 General Motors Corp                                          147,783
                                                                        $304,987

BANKS --- 12.05%
      1,924 AmSouth Bancorp                                               49,004
      3,098 BB&T Corp                                                    114,533
      6,254 Bank One Corp                                                318,954
     11,297 Bank of America Corp                                         955,952
      1,228 Charter One Financial Inc                                     54,265
      1,008 Comerica Inc                                                  55,319
      3,100 Fifth Third Bancorp                                          166,718
        741 First Horizon National Corp*                                  33,693
      1,189 Huntington Bancshares Inc                                     27,228
      2,267 KeyCorp                                                       67,761
        700 M&T Bank Corp                                                 61,110
      1,221 Marshall & Ilsley Corp                                        47,729
      3,456 National City Corp                                           120,995
      1,610 PNC Financial Services Group                                  85,459
      1,184 Regions Financial Corp                                        43,275
      1,769 SouthTrust Corp                                               68,655
      1,560 SunTrust Banks Inc                                           101,384
      1,700 Synovus Financial Corp                                        43,044
     10,462 US Bancorp                                                   288,333
        985 Union Planters Corp                                           29,363
      7,273 Wachovia Corp                                                323,649
      9,402 Wells Fargo & Co                                             538,076
        512 Zions Bancorp                                                 31,462
                                                                      $3,625,961

BIOTECHNOLOGY --- 0.85%
      1,900 Biogen Idec Inc*                                             120,175
      1,000 Chiron Corp*                                                  44,640
      1,300 Genzyme Corp*                                                 61,529
      1,300 MedImmune Inc*                                                30,420
                                                                        $256,764

BROADCAST/MEDIA --- 1.75%
      3,359 Clear Channel Communications Inc                             124,115
     12,353 Comcast Corp*                                                346,255
      1,800 Univision Communications Inc Class A*                         57,474
                                                                        $527,844

BUILDING MATERIALS --- 0.34%
      2,360 Masco Corp                                                    73,585
        596 Vulcan Materials Co                                           28,340
                                                                        $101,925

CHEMICALS --- 0.76%
      1,246 Air Products & Chemicals Inc                                  65,353
        393 Eastman Chemical Co                                           18,168
        644 Engelhard Corp                                                20,808
        285 Great Lakes Chemical Corp                                      7,712
      1,015 PPG Industries Inc                                            63,427
      1,283 Rohm & Haas Co                                                53,347
                                                                        $228,815

COMMUNICATIONS - EQUIPMENT --- 1.62%
      4,472 ADC Telecommunications Inc*                                   12,700
        847 Andrew Corp*                                                  16,948
      3,127 CIENA Corp*                                                   11,632
      1,024 Comverse Technology Inc*                                      20,419
      7,532 Corning Inc*                                                  98,368
      7,898 JDS Uniphase Corp*                                            29,933
     12,885 Motorola Inc                                                 235,151
        500 QLogic Corp*                                                  13,295
        827 Scientific-Atlanta Inc                                        28,532
      2,224 Tellabs Inc*                                                  19,438
                                                                        $486,416

COMPUTER HARDWARE & SYSTEMS --- 2.30%
      2,127 Apple Computer Inc*                                           69,213
     13,500 EMC Corp*                                                    153,900
      2,052 Gateway Inc*                                                   9,234
     16,801 Hewlett-Packard Co                                           354,501
        506 NCR Corp*                                                     25,093
     18,314 Sun Microsystems Inc*                                         79,483
                                                                        $691,424

COMPUTER SOFTWARE & SERVICES --- 1.85%
        800 Affiliated Computer Services Inc Class A*                     42,352
      1,201 BMC Software Inc*                                             22,219
      3,255 Computer Associates International Inc                         91,335
      1,000 Computer Sciences Corp*                                       46,430
      2,070 Compuware Corp*                                               13,662
        780 Convergys Corp*                                               12,012
      2,627 Electronic Data Systems Corp                                  50,307
      1,050 Fiserv Inc*                                                   40,835
      2,100 Novell Inc*                                                   17,619
      2,012 PeopleSoft Inc*                                               37,222
        782 Sabre Holdings Corp                                           21,669
      2,703 Siebel Systems Inc*                                           28,868
      1,552 SunGard Data Systems Inc*                                     40,352
      1,800 Unisys Corp*                                                  24,984
      2,400 VERITAS Software Corp*                                        66,480
                                                                        $556,346

CONGLOMERATES --- 1.39%
        825 Textron Inc                                                   48,964
     11,117 Tyco International Ltd                                       368,417
                                                                        $417,381

CONTAINERS --- 0.13%
        612 Bemis Co Inc                                                  17,289
        320 Temple-Inland Inc                                             22,160
                                                                         $39,449

COSMETICS & PERSONAL CARE --- 0.09%
        522 Alberto-Culver Co Class B                                     26,173
                                                                         $26,173

DISTRIBUTORS --- 0.23%
      1,006 Genuine Parts Co                                              39,918
        503 WW Grainger Inc                                               28,923
                                                                         $68,841

ELECTRIC COMPANIES --- 3.95%
        638 Allegheny Energy Inc*                                          9,832
      1,046 Ameren Corp                                                   44,936
      2,172 American Electric Power Co Inc                                69,504
        899 CMS Energy Corp*                                               8,208
      1,675 CenterPoint Energy Inc                                        19,263
      1,023 Cinergy Corp                                                  38,874
      1,302 Consolidated Edison Inc                                       51,768
        979 DTE Energy Co                                                 39,689
      1,776 Dominion Resources Inc                                       112,030
      1,735 Edison International                                          44,364
      1,254 Entergy Corp                                                  70,237
      3,612 Exelon Corp                                                  120,243
      1,000 FPL Group Inc                                                 63,950
      1,849 FirstEnergy Corp                                              69,171
      2,327 PG&E Corp*                                                    65,016
        939 PPL Corp                                                      43,100
        472 Pinnacle West Capital Corp                                    19,064
      1,367 Progress Energy Inc                                           60,216
      6,000 Progress Energy Inc @ (CVO)*                                       0
      4,029 Southern Co                                                  117,445
      1,013 TECO Energy Inc                                               12,146
      1,815 TXU Corp                                                      73,526
      2,206 Xcel Energy Inc                                               36,862
                                                                      $1,189,444

ELECTRONIC INSTRUMENT & EQUIP --- 0.81%
      1,067 American Power Conversion Corp                                20,967
        521 Cooper Industries Inc                                         30,953
      1,103 Jabil Circuit Inc*                                            27,774
      1,026 Molex Inc                                                     32,914
        637 PerkinElmer Inc                                               12,765
        389 Power-One Inc*                                                 4,271
      1,000 Rockwell Automation Inc                                       37,510
      2,834 Sanmina - SCI Corp*                                           25,789
        408 Tektronix Inc                                                 13,880
        933 Thermo Electron Corp*                                         28,680
        309 Thomas & Betts Corp                                            8,414
                                                                        $243,917

ELECTRONICS - SEMICONDUCTOR --- 0.49%
      1,921 Advanced Micro Devices Inc*                                   30,544
      1,705 Applied Micro Circuits Corp*                                   9,071
      2,044 LSI Logic Corp*                                               15,575
      3,295 Micron Technology Inc*                                        50,446
        900 NVIDIA Corp*                                                  18,450
        762 Novellus Systems Inc*                                         23,957
                                                                        $148,043

ENGINEERING & CONSTRUCTION --- 0.08%
        492 Fluor Corp                                                    23,454
                                                                         $23,454

FINANCIAL SERVICES --- 9.76%
      4,307 Bank of New York Co Inc                                      126,970
     28,683 Citigroup Inc                                              1,333,760
      1,545 Countrywide Credit Industries Inc                            108,536
      1,397 Franklin Resources Inc                                        69,962
      3,784 Freddie Mac                                                  239,527
        883 Golden West Financial Corp                                    93,907
     11,522 JP Morgan Chase & Co                                         446,708
      1,294 Janus Capital Group Inc                                       21,338
        560 MGIC Investment Corp                                          42,482
      2,350 Mellon Financial Corp                                         68,926
      1,180 Northern Trust Corp                                           49,890
      1,743 Principal Financial Group                                     60,622
      1,834 State Street Corp                                             89,939
      4,771 Washington Mutual Inc                                        184,351
                                                                      $2,936,918

FOOD & BEVERAGES --- 0.89%
        204 Adolph Coors Co Class B                                       14,757
      2,600 Coca-Cola Enterprises Inc                                     75,374
      2,862 ConAgra Foods Inc                                             77,503
      2,100 General Mills Inc                                             99,813
                                                                        $267,447

GOLD, METALS & MINING --- 1.21%
      4,801 Alcoa Inc                                                    158,577
      2,453 Newmont Mining Corp                                           95,078
        482 Nucor Corp                                                    36,998
        582 Phelps Dodge Corp*                                            45,111
        569 United States Steel Corp                                      19,983
        418 Worthington Industries Inc                                     8,582
                                                                        $364,329

HEALTH CARE RELATED --- 2.67%
        878 Aetna Inc                                                     74,630
        672 AmericsourceBergen Corp                                       40,172
        768 Anthem Inc*                                                   68,782
        778 CIGNA Corp                                                    53,534
      2,500 Caremark Rx Inc*                                              82,350
      2,700 HCA Inc                                                      112,293
      1,298 Health Management Associates Inc Class A                      29,101
        800 Hospira Inc*                                                  22,080
        826 Humana Inc*                                                   13,959
        484 Manor Care Inc                                                15,817
      1,580 McKesson HBOC Inc                                             54,241
      1,504 Medco Health Solutions Inc*                                   56,400
        618 Quest Diagnostics Inc                                         52,499
      2,501 Tenet Healthcare Corp*                                        33,538
        849 Wellpoint Health Networks Inc*                                95,096
                                                                        $804,492

HEAVY TRUCKS & PARTS --- 0.05%
        231 Cummins Engine Co Inc                                         14,438
                                                                         $14,438

HOMEBUILDING --- 0.28%
        722 Centex Corp                                                   33,032
        256 KB Home                                                       17,569
        666 Pulte Corp                                                    34,652
                                                                         $85,253

HOTELS/MOTELS --- 1.06%
      3,555 Carnival Corp                                                167,085
      2,110 Hilton Hotels Corp                                            39,373
      1,269 Marriott International Inc Class A                            63,298
      1,110 Starwood Hotels & Resorts Worldwide Inc                       49,784
                                                                        $319,540

HOUSEHOLD GOODS --- 0.40%
      1,009 Leggett & Platt Inc                                           26,950
      1,450 Newell Rubbermaid Inc                                         34,075
        357 Snap-on Inc                                                   11,977
        443 Stanley Works                                                 20,192
        400 Whirlpool Corp                                                27,440
                                                                        $120,634

INSURANCE RELATED --- 8.61%
      1,523 ACE Ltd                                                       64,392
      2,800 AFLAC Inc                                                    114,268
      3,911 Allstate Corp                                                182,057
        598 Ambac Financial Group Inc                                     43,917
     14,446 American International Group Inc                           1,029,711
      1,765 Aon Corp                                                      50,250
      1,105 Chubb Corp                                                    75,339
        938 Cincinnati Financial Corp                                     40,822
      1,643 Hartford Financial Services Group Inc                        112,940
        754 Jefferson-Pilot Corp                                          38,303
        949 Lincoln National Corp                                         44,840
      1,000 Loews Corp                                                    59,960
        803 MBIA Inc                                                      45,867
      4,133 MetLife Inc                                                  148,168
      1,200 Progressive Corp                                             102,360
      2,940 Prudential Financial Inc                                     136,622
        766 SAFECO Corp                                                   33,704
      3,652 St Paul Travelers Cos Inc                                    148,052
        659 Torchmark Corp                                                35,454
      1,621 UnumProvident Corp                                            25,774
        769 XL Capital Ltd Class A                                        58,029
                                                                      $2,590,829

INVESTMENT BANK/BROKERAGE FIRM --- 2.88%
        575 Bear Stearns Co Inc                                           48,478
      7,550 Charles Schwab Corp                                           72,556
      2,000 E*TRADE Financial Corp*                                       22,300
      1,514 Lehman Brothers Holdings Inc                                 113,929
      5,305 Merrill Lynch & Co Inc                                       286,364
      6,123 Morgan Stanley                                               323,111
                                                                        $866,738

LEISURE & ENTERTAINMENT --- 3.96%
        561 Brunswick Corp                                                22,889
        630 Harrah's Entertainment Inc                                    34,083
        889 Hasbro Inc                                                    16,891
      2,300 Mattel Inc                                                    41,975
     25,236 Time Warner Inc*                                             443,649
      9,581 Viacom Inc Class B                                           342,233
     11,344 Walt Disney Co                                               289,159
                                                                      $1,190,879

MACHINERY --- 0.53%
      1,425 Deere & Co                                                    99,950
      1,004 PACCAR Inc                                                    58,222
                                                                        $158,172

MANUFACTURING --- 1.48%
        348 Crane Co                                                      10,924
      1,118 Dover Corp                                                    47,068
        834 Eaton Corp                                                    53,993
        500 ITT Industries Inc                                            41,500
      1,720 Illinois Tool Works Inc                                      164,931
      1,010 Ingersoll-Rand Co                                             68,993
        611 Pall Corp                                                     16,002
        721 Parker-Hannifin Corp                                          42,871
                                                                        $446,282

MEDICAL PRODUCTS --- 0.14%
      1,050 Applera Corp Applied Biosystems Group                         22,838
        291 Bausch & Lomb Inc                                             18,935
                                                                         $41,773

OFFICE EQUIPMENT & SUPPLIES --- 0.21%
      4,400 Xerox Corp*                                                   63,800
                                                                         $63,800

OIL & GAS --- 11.47%
        487 Amerada Hess Corp                                             38,566
      1,378 Anadarko Petroleum Corp                                       80,751
      1,790 Apache Corp                                                   77,955
        428 Ashland Inc                                                   22,603
      1,839 Baker Hughes Inc                                              69,238
      2,168 Burlington Resources Inc                                      78,438
      5,994 ChevronTexaco Corp                                           564,095
      3,846 ConocoPhillips                                               293,411
      1,338 Devon Energy Corp                                             88,308
        661 EOG Resources                                                 39,468
     36,236 Exxon Mobil Corp                                           1,609,299
        786 Kerr-McGee Corp                                               42,263
      1,954 Marathon Oil Corp                                             73,939
        799 Nabors Industries Ltd*                                        36,131
        787 Noble Corp*                                                   29,819
      2,217 Occidental Petroleum Corp                                    107,325
        584 Rowan Cos Inc*                                                14,209
        466 Sunoco Inc                                                    29,647
      1,779 Transocean Sedco Forex Inc*                                   51,484
      1,437 Unocal Corp                                                   54,606
        700 Valero Energy Corp                                            51,632
                                                                      $3,453,187

PAPER & FOREST PRODUCTS --- 1.01%
      1,407 Georgia-Pacific Corp                                          52,031
      2,734 International Paper Co                                       122,210
        549 Louisiana-Pacific Corp                                        12,984
      1,119 MeadWestvaco Corp                                             32,887
      1,350 Weyerhaeuser Co                                               85,212
                                                                        $305,324

PERSONAL LOANS --- 0.99%
      1,347 Capital One Financial Corp                                    92,108
      7,067 MBNA Corp                                                    182,258
      1,550 Providian Financial Corp*                                     22,739
                                                                        $297,105

PHARMACEUTICALS --- 0.60%
      1,293 King Pharmaceuticals Inc*                                     14,805
      8,100 Schering-Plough Corp                                         149,688
        633 Watson Pharmaceuticals Inc*                                   17,028
                                                                        $181,521

PHOTOGRAPHY/IMAGING --- 0.14%
      1,544 Eastman Kodak Co                                              41,657
                                                                         $41,657

POLLUTION CONTROL --- 0.40%
      1,745 Allied Waste Industries Inc*                                  22,999
      3,162 Waste Management Inc                                          96,915
                                                                        $119,914

PRINTING & PUBLISHING --- 0.83%
      1,558 Gannett Co Inc                                               132,196
      1,141 RR Donnelley & Sons Co                                        37,676
      1,781 Tribune Co                                                    81,107
                                                                        $250,979

RAILROADS --- 0.83%
      2,030 Burlington Northern Santa Fe Corp                             71,192
      1,213 CSX Corp                                                      39,750
      2,115 Norfolk Southern Corp                                         56,090
      1,413 Union Pacific Corp                                            84,003
          0 Union Pacific Corp                                                 0
                                                                        $251,035

REAL ESTATE --- 0.62%
        508 Apartment Investment & Management Co REIT                     15,814
      2,231 Equity Office Properties Trust REIT                           60,683
      1,577 Equity Residential REIT                                       46,884
        992 Plum Creek Timber Co Inc REIT                                 32,319
        950 ProLogis Trust REIT                                           31,274
                                                                        $186,974

RESTAURANTS --- 0.73%
        818 Darden Restaurants Inc                                        16,810
      6,904 McDonald's Corp                                              179,504
        670 Wendy's International Inc                                     23,343
                                                                        $219,657

RETAIL --- 3.50%
      2,046 Albertson's Inc                                               54,301
      1,464 AutoNation Inc*                                               25,034
        555 Big Lots Inc*                                                  8,025
        445 Boise Cascade Corp                                            16,750
      2,187 CVS Corp                                                      91,898
      1,057 Circuit City Stores Inc - CarMax Group                        13,688
      2,539 Costco Wholesale Corp                                        104,277
        384 Dillard's Inc                                                  8,563
      1,017 Federated Department Stores Inc                               49,935
      1,529 JC Penney Co Inc                                              57,735
      4,069 Kroger Co*                                                    74,056
      2,521 Limited Inc                                                   47,143
      1,576 May Department Stores Co                                      43,324
        740 Nordstrom Inc                                                 31,531
      1,633 Office Depot Inc*                                             29,247
        706 SUPERVALU Inc                                                 21,611
      2,401 Safeway Inc*                                                  60,841
      1,226 Sears Roebuck & Co                                            46,294
      5,100 Target Corp                                                  216,597
        800 Tiffany & Co                                                  29,480
      1,174 Toys R Us Inc*                                                18,761
        760 Winn-Dixie Stores Inc                                          5,472
                                                                      $1,054,563

SHOES --- 0.04%
        329 Reebok International Ltd                                      11,837
                                                                         $11,837

SPECIALIZED SERVICES --- 0.56%
      5,634 Cendant Corp                                                 137,920
      2,252 Interpublic Group of Cos Inc*                                 30,920
                                                                        $168,840

TELEPHONE & TELECOMMUNICATIONS --- 6.02%
      1,752 ALLTEL Corp                                                   88,686
      4,326 AT&T Corp                                                     63,289
     15,091 AT&T Wireless Services Inc*                                  216,103
     10,155 BellSouth Corp                                               266,264
        788 CenturyTel Inc                                                23,672
      1,513 Citizens Communications Co*                                   18,307
     18,263 SBC Communications Inc                                       442,878
      7,831 Sprint Corp                                                  137,826
     15,350 Verizon Communications                                       555,517
                                                                      $1,812,542

TEXTILES --- 0.27%
        739 Jones Apparel Group Inc                                       29,176
        616 Liz Claiborne Inc                                             22,164
        626 VF Corp                                                       30,486
                                                                         $81,826

TOBACCO --- 0.10%
        464 RJ Reynolds Tobacco Holdings Inc                              31,362
                                                                         $31,362

UNIT INVESTMENT TRUST --- 0.78%
      4,094 iShares S&P 500/Barra Value Index Fund                       234,750
                                                                        $234,750

UTILITIES --- 1.44%
      2,214 Calpine Corp*                                                  9,564
        886 Constellation Energy Group                                    33,579
      5,035 Duke Energy Corp                                             102,160
      2,034 Dynegy Inc Class A*                                            8,665
      3,530 El Paso Corp                                                  27,816
        884 KeySpan Corp                                                  32,443
        751 Kinder Morgan Inc                                             44,527
        211 NICOR Inc                                                      7,168
      1,456 NiSource Inc                                                  30,023
        196 Peoples Energy Corp                                            8,261
      1,308 Public Service Enterprise Group Inc                           52,359
      1,298 Sempra Energy                                                 44,690
      2,812 Williams Cos Inc                                              33,463
                                                                        $434,718

WHOLE LOAN --- 0.84%
      2,688 GSR Mortgage Loan Trust                                      253,102
                                                                        $253,102

TOTAL COMMON STOCK --- 98.56%                                        $29,668,320
(Cost $24,121,795)

SHORT-TERM INVESTMENTS

    383,000 Fannie Mae                                                   383,000
                  1.217%, July 1, 2004
     50,000 United States of America (1)                                  49,721
                  1.360%, November 26, 2004

TOTAL SHORT-TERM INVESTMENTS --- 1.44%                                  $432,721
(Cost $432,721)

TOTAL MAXIM VALUE INDEX PORTFOLIO --- 100%                           $30,101,041
(Cost $24,554,516)

Legend
* Non-income Producing Security
(1) Collateral for Futures
@ Security has no market value at June 30, 2004 CVO - Contingent Value Obligation REIT - Real Estate Investment Trust See Notes to Financial Statements.

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 10.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    August 27, 2004